Significant Accounting Judgements, Estimates and Assumptions (Details) - CNY (¥)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Significant Accounting Judgements, Estimates and Assumptions (Details) [Line Items]
Preferential tax rate		15.00%
Preferential tax rate usage term		3 years
Deferred tax assets	¥ 10,789,000	¥ 7,736,000
Enterprise [member] | High and New Technology Enterprise [member]
Significant Accounting Judgements, Estimates and Assumptions (Details) [Line Items]
Income tax rate	15.00%